Lease Obligation	8 Months Ended
Oct. 31, 2018
Debt Disclosure [Abstract]
Lease Obligation

NOTE 11 –LEASE OBLIGATION

On August 1, 2018, the Company entered into a lease agreement with Nuvus Gro Corp, a related party. The agreement provides for monthly rent payments in the amount of $6,408. The lease period is 24 months. Upon execution of the agreement, the Company was required to pay the last month’s rent deposit in the amount of $6,000. As of October 31, 2018, the Company recorded $19,224 in rent expense related to this agreement. The Companies remaining lease obligation is as follows:

Period	Amount Due
Fiscal Year Ended January 31, 2019	$19,224
Fiscal Year Ended January 31, 2020	44,856
Total	$64,080